SUPPLEMENTAL FINANCIAL INFORMATION - Finance expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	$ (1,062)	$ (2,859)
Interest income
SUPPLEMENTAL FINANCIAL INFORMATION
Finance income	4,189	1,419
Interest expense
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(4)	(6)
Accretion expense - Deferred revenue
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(3,518)	(2,774)
Accretion expense - Post-employment benefits
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(21)	(22)
Accretion expense - Reclamation obligations
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	(1,681)	(1,444)
Accretion expense - Debt obligations
SUPPLEMENTAL FINANCIAL INFORMATION
Finance expense, net	$ (27)	$ (32)